UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/2013

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
August 31, 2013 (Unaudited)

Common Stocks--96.4%	Shares		Value ($)
Automobiles & Components--.9%
Dana Holding	35,900		752,464
Gentherm	69,000	a	1,154,370
Modine Manufacturing	89,600	a	1,167,488
Thor Industries	44,307		2,269,847
Visteon	6,490	a	464,749
			5,808,918
Banks--9.5%
BancorpSouth	11,087		214,866
Bank of Hawaii	13,196		679,594
Bank of the Ozarks	12,600		571,788
BankUnited	36,700		1,084,485
BBCN Bancorp	119,691		1,599,072
BofI Holding	16,300	a	1,055,751
Brookline Bancorp	55,184		499,415
Bryn Mawr Bank	53,520		1,349,239
Centerstate Banks	91,120		833,748
City Holding	25,450	b	1,039,632
City National	13,400		877,298
Columbia Banking System	56,700		1,315,440
Comerica	31,827		1,299,815
Community Bank System	47,875	b	1,591,365
CVB Financial	125,100		1,593,774
Dime Community Bancshares	67,230		1,070,302
East West Bancorp	71,778		2,098,071
F.N.B.	109,777		1,325,008
First Commonwealth Financial	150,600		1,103,898
First Financial Bankshares	47,290	b	2,719,175
First Merchants	39,447		673,755
First Midwest Bancorp	51,418		772,813
First Niagara Financial Group	319,832		3,230,303
FirstMerit	104,135		2,203,497
Flushing Financial	33,145		593,297
Great Southern Bancorp	4,410		117,218
Hancock Holding	98,024		3,151,472
Heritage Financial Group	51,649		921,935
Huntington Bancshares	176,410		1,453,618
IBERIABANK	29,800		1,559,732
Independent Bank	13,740		487,907

Investors Bancorp	33,682		701,259
MGIC Investment	96,100	a	693,842
National Bank Holdings, Cl. A	37,679		736,624
Ocwen Financial	84,250	a	4,249,570
PacWest Bancorp	16,560		550,620
Park Sterling	124,360		742,429
Rockville Financial	53,488		698,018
SVB Financial Group	14,500	a	1,200,600
TCF Financial	98,200		1,379,710
Texas Capital Bancshares	55,700	a	2,455,256
Trustmark	34,755		864,009
Umpqua Holdings	81,500		1,323,560
Union First Market Bankshares	28,544		610,556
United Financial Bancorp	4,040		63,266
Washington Federal	28,928		604,306
Westamerica Bancorporation	25,700	b	1,209,699
Wintrust Financial	38,600		1,530,104
			58,700,711
Capital Goods--11.8%
AAON	57,220		1,334,370
Aegion	22,612	a	483,897
Aerovironment	38,150	a	835,866
Albany International, Cl. A	61,270		1,977,183
CAI International	96,780	a	2,121,418
CLARCOR	26,100		1,397,916
Columbus McKinnon	79,360	a	1,698,304
Curtiss-Wright	49,718		2,076,224
Donaldson	28,554		1,006,243
DXP Enterprises	15,100	a	1,026,498
Dycom Industries	24,550	a	623,815
EnerSys	27,421		1,406,149
ESCO Technologies	29,300		898,045
Flow International	461,740	a	1,556,064
Foster Wheeler	23,240	a	538,703
Franklin Electric	23,710		851,663
FreightCar America	64,144		1,153,309
Generac Holdings	34,200		1,353,978
General Cable	27,540		840,796
Gibraltar Industries	48,110	a	619,657
Graco	28,500		1,980,465
GrafTech International	136,567	a,b	1,067,954
Granite Construction	26,270		743,966
Greenbrier Cos.	58,900	a	1,329,373
H&E Equipment Services	58,900		1,418,312
Harsco	30,000		705,900

Hexcel	103,612	a	3,685,479
Hyster-Yale Materials Handling	30,530		2,308,373
II-VI	31,020	a	598,066
ITT	44,200		1,451,970
John Bean Technologies	76,400		1,673,924
KBR	49,100		1,466,126
Lawson Products	37,730	a	422,576
Lincoln Electric Holdings	41,812		2,614,504
LSI Industries	63,885		430,585
Lydall	38,121	a	592,019
Manitowoc	49,000		979,020
Meritor	81,300	a	605,685
Miller Industries	41,730		668,515
Moog, Cl. A	9,820	a	498,856
Mueller Water Products, Cl. A	379,050		2,861,828
National Presto Industries	7,350	b	507,003
NCI Building Systems	106,900	a	1,280,662
Nordson	7,975		531,534
Orion Marine Group	79,323	a	778,952
Regal-Beloit	10,000		637,000
Spirit Aerosystems Holdings, Cl. A	68,230	a	1,540,633
Standex International	47,200		2,520,008
Teledyne Technologies	16,300	a	1,257,871
Textron	69,970		1,884,992
Titan International	49,280	b	800,307
TriMas	60,310	a	2,119,293
Trinity Industries	14,000		591,080
Triumph Group	6,390		459,888
Tutor Perini	74,050	a	1,420,279
Twin Disc	31,100		820,729
Woodward	95,060		3,665,514
			72,719,339
Commercial & Professional Services--4.1%
ABM Industries	64,000		1,545,600
Acacia Research	38,850		853,534
ACCO Brands	284,298	a	1,873,524
Avery Dennison	51,140		2,186,746
The Brink's Company	37,600		971,208
CBIZ	174,528	a,b	1,195,517
CDI	30,930		419,411
Ceco Environmental	43,480		579,154
Clean Harbors	11,300	a	642,179
Corporate Executive Board	28,800		1,867,392
Covanta Holding	76,000		1,605,880
Deluxe	112,091		4,410,781

Ennis	42,088		749,587
FTI Consulting	67,102	a	2,243,891
ICF International	32,200	a	1,059,058
Insperity	29,270		933,713
Korn/Ferry International	106,145	a	1,879,828
Tetra Tech	18,778	a	427,763
			25,444,766
Consumer Durables & Apparel--2.7%
CSS Industries	40,200		877,164
Deckers Outdoor	27,500	a,b	1,615,075
Harman International Industries	21,702		1,389,362
Iconix Brand Group	133,058	a	4,366,963
JAKKS Pacific	139,319	b	723,066
Leapfrog Enterprises	113,182	a,b	1,088,811
M.D.C. Holdings	16,020		445,837
M/I Homes	103,380	a	1,936,307
Standard Pacific	83,910	a	599,117
Tupperware Brands	25,071		2,024,985
Unifi	75,850	a	1,718,002
			16,784,689
Consumer Services--2.7%
Capella Education	4,700	a	255,445
DeVry	15,740		472,357
Hillenbrand	142,105		3,518,520
Ignite Restaurant Group	31,020	a	464,059
Interval Leisure Group	35,000		756,000
LifeLock	73,900		931,879
Multimedia Games Holding Company	35,400	a	1,389,096
Outerwall	25,700	a,b	1,597,769
Regis	40,710		642,404
Ruby Tuesday	88,200	a	640,332
Ruth's Hospitality Group	46,247		546,640
Sonic	62,616	a	999,351
Strayer Education	31,670	b	1,265,533
Universal Technical Institute	138,805		1,475,497
Wendy's	239,115	b	1,807,709
			16,762,591
Diversified Financials--5.3%
Ares Capital	164,553		2,892,842
Ashmore Group	265,000		1,370,399
Asta Funding	38,390		328,234
Cash America International	27,600		1,180,728
DFC Global	67,900	a	767,270
Eaton Vance	80,889		3,118,271
Encore Capital Group	43,600	a,b	1,869,132

Fifth Street Finance	86,155	b	892,566
First Cash Financial Services	63,300	a	3,498,591
ING US	30,590		880,992
MSCI	35,551	a	1,333,518
NASDAQ OMX Group	91,563		2,734,071
Oppenheimer Holdings	29,360		513,800
PHH	99,780	a	2,082,409
PICO Holdings	38,187	a	805,364
Stifel Financial	71,927	a	2,878,519
Waddell & Reed Financial, Cl. A	31,053		1,478,744
Walter Investment Management	61,845	a	2,269,093
World Acceptance	17,715	a,b	1,517,644
			32,412,187
Energy--5.6%
Adams Resources & Energy,	3,000		182,430
Atwood Oceanics	19,561	a	1,089,156
Bill Barrett	70,670	a,b	1,521,525
Cal Dive International	374,900	a,b	757,298
Callon Petroleum	49,683	a	223,077
CARBO Ceramics	17,000	b	1,387,030
Delek US Holdings	46,140		1,147,040
Energy XXI	58,100		1,543,717
EPL Oil & Gas	65,947	a	2,231,646
ERA Group	3,120	a	77,470
GulfMark Offshore, Cl. A	19,031		875,045
Helix Energy Solutions Group	50,400	a	1,261,512
ION Geophysical	124,200	a	594,918
Kodiak Oil & Gas	94,943	a	948,481
McDermott International	116,930	a	876,975
Newpark Resources	243,150	a,b	2,706,260
PetroQuest Energy	383,830	a	1,612,086
Rosetta Resources	5,382	a	250,424
Stone Energy	119,564	a	3,276,054
Synergy Resources	192,100	a	1,798,056
Tesco	53,020	a	819,159
TETRA Technologies	135,300	a	1,589,775
Tidewater	38,308		2,067,100
Ultra Petroleum	24,580	a,b	508,806
Warren Resources	266,219	a	761,386
Western Refining	31,860	b	934,454
World Fuel Services	83,700		3,193,155
WPX Energy	20,670	a	385,702
			34,619,737
Exchange-Traded Funds--.2%
iShares Russell 2000 ETF	9,155	b	918,979

Food & Staples Retailing--.6%
Andersons	13,800		906,108
Nash Finch	37,876		925,311
Safeway	59,300		1,535,870
Village Super Market, Cl. A	11,300		395,387
			3,762,676
Food, Beverage & Tobacco--.9%
Crimson Wine Group	85,620	a,b	804,828
Darling International	124,620	a	2,521,063
Hillshire Brands	22,870		738,930
National Beverage	73,900		1,183,139
Seaboard	160		428,800
			5,676,760
Health Care Equipment & Services--4.2%
Acadia Healthcare	30,675	a	1,175,773
Accuray	68,570	a,b	453,933
Air Methods	38,400		1,571,328
Allscripts Healthcare Solutions	146,790	a	2,134,327
AmSurg	38,043	a	1,418,623
AngioDynamics	65,859	a	717,863
Antares Pharma	127,930	a,b	562,892
Chemed	56,269	b	3,918,573
CryoLife	77,737		471,864
Given Imaging	31,800	a,b	575,262
Health Net	23,460	a	708,023
HealthSouth	16,630		523,180
Hill-Rom Holdings	57,083		1,948,814
Kindred Healthcare	119,231		1,752,696
Magellan Health Services	41,090	a	2,309,669
Owens & Minor	51,600	b	1,760,076
Symmetry Medical	145,916	a	1,145,441
Syneron Medical	93,690	a	770,132
Team Health Holdings	34,900	a	1,341,207
Teleflex	6,140		473,271
			25,732,947
Household & Personal Products--1.0%
Medifast	58,000	a	1,441,880
Nu Skin Enterprises, Cl. A	33,593		2,812,070
WD-40	35,300		2,053,754
			6,307,704
Insurance--6.4%
American Equity Investment Life
Holding	199,344		3,949,005
American Financial Group	8,920		459,648
American National Insurance	7,950		834,511

Argo Group International Holdings	17,644		720,581
Aspen Insurance Holdings	26,500		942,605
Assurant	9,310		493,802
Donegal Group, Cl. A	12,186		164,267
Endurance Specialty Holdings	35,710		1,789,785
Everest Re Group	22,933		3,140,674
FBL Financial Group, Cl. A	8,743		385,391
Fidelity National Financial, Cl. A	51,100		1,211,581
HCC Insurance Holdings	38,305		1,616,471
Horace Mann Educators	43,300		1,141,388
Maiden Holdings	67,100		877,668
Montpelier Re Holdings	108,903		2,706,240
Navigators Group	57,888	a	3,168,210
Platinum Underwriters Holdings	35,140		2,030,389
Primerica	51,010		1,894,001
ProAssurance	28,612		1,348,770
RLI	44,760		3,495,308
Stewart Information Services	55,406		1,694,870
The Hanover Insurance Group	37,029		1,972,535
Tower Group International	154,659		2,185,331
Validus Holdings	31,359		1,085,335
			39,308,366
Materials--6.4%
American Vanguard	43,600		1,093,488
AptarGroup	7,700		452,837
Balchem	15,800		756,188
Carpenter Technology	8,960		481,779
Chemtura	66,200	a	1,451,104
Crown Holdings	36,300	a	1,577,598
Cytec Industries	7,800		583,284
FutureFuel	85,300		1,376,742
Glatfelter	80,854		2,071,479
Greif, Cl. A	24,853		1,338,831
Haynes International	27,080		1,197,748
Headwaters	98,800	a	845,728
Kaiser Aluminum	46,433		3,209,449
KMG Chemicals	121,601		2,864,920
Koppers Holdings	16,500		639,705
Kraton Performance Polymers	108,420	a	2,011,191
LSB Industries	47,290	a	1,419,646
Materion	61,880		1,819,272
Mercer International	180,915	a	1,239,268
NewMarket	2,100		575,778
Noranda Aluminum Holding	130,200		355,446
Olin	88,050		2,033,955

Olympic Steel	27,640		718,087
PolyOne	60,850		1,644,167
RPM International	19,107		649,256
Sealed Air	59,600		1,692,640
Sensient Technologies	34,701		1,438,703
Sonoco Products	28,898		1,075,873
Stillwater Mining	38,910	a,b	443,185
Worthington Industries	64,730		2,157,451
			39,214,798
Media--1.4%
John Wiley & Sons, Cl. A	63,148		2,765,882
LIN Media, Cl. A	62,700	a	1,053,360
Live Nation	164,521	a	2,773,824
Media General, Cl. A	95,400	a,b	1,000,746
Starz	32,320	a	806,707
			8,400,519
Pharmaceuticals, Biotech & Life Sciences--2.7%
Acorda Therapeutics	28,000	a	946,120
Affymetrix	109,400	a	609,358
Cambrex	177,270	a	2,416,190
Charles River Laboratories
International	45,700	a	2,104,485
Flamel Technologies, ADR	228,747	a,b	1,377,057
Furiex Pharmaceuticals	36,900	a	1,419,174
Impax Laboratories	21,900	a	446,322
Mallinckrodt	17,910	a	781,771
PerkinElmer	79,655		2,865,190
Questcor Pharmaceuticals	12,600		840,168
Sagent Pharmaceuticals	32,810	a	723,789
Santarus	69,700	a	1,569,644
Theravance	15,820	a,b	567,147
			16,666,415
Real Estate--3.0%
Altisource Portfolio Solutions	32,433	a	4,229,263
AV Homes	46,330	a	744,986
Capstead Mortgage	82,500	c	968,550
EPR Properties	18,900	c	925,722
First Potomac Realty Trust	85,344	c	1,061,679
Hersha Hospitality Trust	351,586	c	1,842,311
LaSalle Hotel Properties	65,173	c	1,729,040
Lexington Realty Trust	127,000	c	1,488,440
Medical Properties Trust	132,376	c	1,528,943
Newcastle Investment	232,100	c	1,223,167
Omega Healthcare Investors	62,261	c	1,768,212
Ramco-Gershenson Properties Trust	55,392	c	802,076

			18,312,389
Retailing--4.0%
Ascena Retail Group	127,828	a	2,086,153
Barnes & Noble	34,700	a	474,349
Chico's FAS	44,640		696,384
Children's Place Retail Stores	24,900	a	1,324,182
Express	38,900	a	816,511
Finish Line, Cl. A	32,391		678,915
Genesco	34,755	a	2,143,688
JOS. A. Bank Clothiers	14,358	a	571,161
Kirkland's	35,218	a	687,103
Men's Wearhouse	26,600		1,001,490
OfficeMax	113,400		1,232,658
PEP Boys-Manny Moe & Jack	36,600	a	411,018
RadioShack	651,370	a,b	2,129,980
Rent-A-Center	99,014		3,714,015
Select Comfort	82,396	a	2,035,181
Shutterfly	18,400	a	956,064
Sonic Automotive, Cl. A	97,328		2,120,777
Stage Stores	53,900		1,004,157
Travelcenters of America	95,500	a	726,755
			24,810,541
Semiconductors & Semiconductor Equipment--2.7%
Axcelis Technologies	532,255	a	1,053,865
Cabot Microelectronics	97,420	a	3,518,810
Ceva	29,100	a	527,583
FormFactor	196,912	a	1,195,256
Freescale Semiconductor	56,070	a,b	802,922
GT Advanced Technologies	382,520	a,b	2,471,079
Ikanos Communications	79,100	a	97,293
Integrated Silicon Solution	63,653	a	662,628
Kulicke & Soffa Industries	88,850	a	982,681
LTX-Credence	99,532	a	404,100
Mellanox Technologies	14,160	a,b	558,187
Rambus	123,950	a	1,011,432
Silicon Image	214,100	a	1,160,422
Spansion, Cl. A	65,740	a	681,724
Teradyne	38,590	a	592,356
Ultratech	30,300	a	856,884
			16,577,222
Software & Services--9.4%
Accelrys	87,000	a	786,480
ACI Worldwide	57,328	a	2,790,154
Acxiom	33,900	a	843,432
American Software, Cl. A	109,745		880,155

AVG Technologies	73,100	a,b	1,584,077
Bankrate	27,650	a,b	475,580
CACI International, Cl. A	28,119	a	1,895,221
Cadence Design Systems	62,900	a	847,263
Cardtronics	41,100	a	1,425,759
Cass Information Systems	32,668		1,714,417
Computer Services	24,135		734,911
Comverse	39,593	a	1,197,689
Convergys	149,350		2,633,041
CoreLogic	60,200	a	1,547,140
DealerTrack Technologies	34,700	a	1,373,773
Digital River	97,200	a	1,679,616
DST Systems	19,900		1,420,263
Fair Isaac	49,033		2,455,573
FalconStor Software	554,659	a	554,659
Global Payments	51,258		2,442,444
Hackett Group	58,000		371,780
Heartland Payment Systems	81,232	b	3,001,522
Jack Henry & Associates	41,200		2,055,880
Lender Processing Services	37,440		1,194,336
MoneyGram International	12,700	a	257,302
NetScout Systems	51,000	a	1,266,840
NeuStar, Cl. A	48,334	a	2,442,800
Open Text	18,871		1,296,438
Rovi	79,210	a	1,420,235
SeaChange International	74,900	a	749,000
SS&C Technologies Holdings	45,300	a	1,603,167
SYKES Enterprises	60,900	a	1,037,127
Syntel	29,000		2,084,230
TIBCO Software	22,700	a	511,658
Unwired Planet	323,912	a	599,237
ValueClick	282,535	a	5,978,441
Velti	72,400	a,b	25,340
VeriFone Systems	36,920	a	731,754
Verint Systems	52,838	a	1,751,585
			57,660,319
Technology Hardware & Equipment--7.3%
Anixter International	14,926	a	1,247,217
ARRIS Group	84,500	a	1,324,115
Aviat Networks	346,548	a	880,232
Badger Meter	27,925		1,258,859
Black Box	51,170		1,359,587
Brocade Communications Systems	191,000	a	1,413,400
Ceragon Networks	7,400	a	26,714
Ciena	38,800	a	772,896

Cognex	15,746		897,207
CTS	121,038		1,684,849
Diebold	6,197		175,251
Dolby Laboratories, Cl. A	23,400	b	735,462
Electronics for Imaging	51,725	a	1,514,508
Emulex	201,340	a	1,449,648
GSI Group	67,570	a	569,615
Infinera	113,800	a,b	1,054,926
Ingram Micro, Cl. A	34,950	a	772,395
Itron	21,140	a	791,904
Ituran Location and Control	113,604		2,100,538
Lexmark International, Cl. A	68,440	b	2,337,910
Mercury Systems	45,800	a	399,834
Methode Electronics	48,800		1,165,832
Oplink Communications	81,488	a	1,514,862
OSI Systems	7,400	a	537,980
Park Electrochemical	47,557		1,266,918
Plantronics	53,754		2,322,173
Plexus	58,963	a	1,930,449
Pulse Electronics	46,557	a,b	186,694
QLogic	145,143	a	1,537,065
Quantum	696,009	a	1,002,253
Rofin-Sinar Technologies	67,590	a	1,520,099
ScanSource	36,257	a	1,123,242
Sierra Wireless	60,300	a	742,896
SYNNEX	37,280	a	1,771,173
Vishay Intertechnology	250,000	a,b	3,062,501
Vishay Precision Group	41,720	a	589,504
Zebra Technologies, Cl. A	39,355	a	1,794,588
			44,835,296
Telecommunication Services--.1%
MagicJack VocalTec	37,150	a,b	521,586
Transportation--1.5%
Air Transport Services Group	146,090	a	936,437
Arkansas Best	21,465		534,049
Atlas Air Worldwide Holdings	16,200	a	748,440
Con-way	30,500		1,268,800
Danaos	126,611	a,b	558,354
Hawaiian Holdings	114,400	a,b	800,800
Landstar System	38,200		2,087,630
Ryder System	19,900		1,106,639
SkyWest	35,318		455,249
Werner Enterprises	44,868		1,033,759
			9,530,157
Utilities--2.0%

Atmos Energy	28,213		1,138,395
Dynegy	32,700	a,b	635,361
Empire District Electric	53,590		1,134,500
NorthWestern	31,000		1,245,270
NRG Energy	36,621		961,301
Ormat Technologies	44,600	b	1,118,122
PNM Resources	57,600		1,262,016
Portland General Electric	54,963		1,583,484
Questar	45,500		997,360
UNS Energy	45,300		2,071,569
			12,147,378
Total Common Stocks
(cost $494,572,383)			593,636,990

Rights--.0%
Software & Services
Unwired Planet
(cost $0)	234,632	[a]	3,357
Investment of Cash Collateral for
Securities Loaned--6.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $41,723,000)	41,723,000	[d]	41,723,000
Total Investments (cost $536,295,383)	103.2%		635,363,347
Liabilities, Less Cash and Receivables	(3.2%)		(19,948,407)
Net Assets	100.0%		615,414,940

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2013, the value of the fund's securities on loan was $39,838,324 and the value of the collateral held by the fund was $41,723,000.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized appreciation on investments was $99,067,964 of which $115,250,426 related to appreciated investment securities and $16,182,462 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.8
Banks	9.5
Software & Services	9.4
Technology Hardware & Equipment	7.3
Money Market Investment	6.8
Insurance	6.4
Materials	6.4
Energy	5.6
Diversified Financials	5.3
Health Care Equipment & Services	4.2
Commercial & Professional Services	4.1
Retailing	4.0
Real Estate	3.0
Consumer Durables & Apparel	2.7
Consumer Services	2.7
Pharmaceuticals, Biotech & Life Sciences	2.7
Semiconductors & Semiconductor Equipment	2.7
Utilities	2.0
Transportation	1.5
Media	1.4
Household & Personal Products	1.0
Automobiles & Components	.9
Food, Beverage & Tobacco	.9
Food & Staples Retailing	.6
Exchange-Traded Funds	.2
Telecommunication Services	.1
103.2

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	578,461,934	-	-	578,461,934
Equity Securities - Foreign Common Stocks+	14,256,077	-	-	14,256,077
Exchange-Traded Funds	918,979	-	-	918,979
Mutual Funds	41,723,000	-	-	41,723,000
Rights+	3,357	-	-	3,357

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
August 31, 2013 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)
Capital Goods--17.1%
Boeing	152,900		15,889,368
Donaldson	404,100		14,240,484
Emerson Electric	242,700		14,651,799
Fastenal	324,200		14,261,558
Flowserve	279,600		15,598,884
MSC Industrial Direct, Cl. A	175,400		13,330,400
Precision Castparts	67,860		14,334,746
Rockwell Collins	203,800		14,422,926
W.W. Grainger	27,100		6,703,185
			123,433,350
Consumer Durables & Apparel--4.1%
Coach	277,000		14,628,370
NIKE, Cl. B	235,700		14,806,674
			29,435,044
Consumer Services--4.9%
McDonald's	152,700		14,408,772
Panera Bread, Cl. A	43,300	a	7,102,066
Starbucks	192,200		13,553,944
			35,064,782
Energy--8.6%
Apache	182,500		15,636,600
EOG Resources	101,460		15,934,293
Occidental Petroleum	165,500		14,598,755
Schlumberger	197,750		16,005,885
			62,175,533
Food & Staples Retailing--1.9%
Wal-Mart Stores	188,900		13,785,922
Food, Beverage & Tobacco--1.8%
Coca-Cola	345,100		13,175,918
Health Care Equipment & Services--10.3%
C.R. Bard	124,650		14,318,546
Meridian Bioscience	636,600	b	14,317,134
ResMed	356,800	b	16,855,232
Stryker	218,100		14,588,709
Varian Medical Systems	202,900	a	14,294,305
			74,373,926

Household & Personal Products--2.0%
Colgate-Palmolive	247,200		14,280,744
Materials--7.8%
FMC	220,500		14,687,505
Monsanto	139,100		13,616,499
Praxair	119,000		13,970,600
Sigma-Aldrich	174,000		14,349,780
			56,624,384
Pharmaceuticals, Biotech & Life Sciences--4.0%
Celgene	109,800	a	15,369,804
Johnson & Johnson	160,500		13,868,805
			29,238,609
Retailing--7.0%
Family Dollar Stores	210,400		14,978,376
The TJX Companies	315,300		16,622,616
Tractor Supply	60,100		7,354,437
Urban Outfitters	274,200	a	11,497,206
			50,452,635
Semiconductors & Semiconductor Equipment--1.7%
Intel	555,000		12,198,900
Software & Services--16.4%
Adobe Systems	291,300	a	13,326,975
Automatic Data Processing	222,200		15,811,752
Google, Cl. A	16,960	a	14,363,424
MasterCard, Cl. A	28,370		17,194,490
Microsoft	433,100		14,465,540
Oracle	450,000		14,337,000
Paychex	372,000		14,388,960
Teradata	241,600	a	14,148,096
			118,036,237
Technology Hardware & Equipment--5.7%
Amphenol, Cl. A	172,800		13,093,056
Cisco Systems	592,700		13,815,837
QUALCOMM	218,500		14,482,180
			41,391,073
Transportation--3.9%
C.H. Robinson Worldwide	241,900	b	13,756,853
Expeditors International of
Washington	354,000		14,358,240
			28,115,093
Total Common Stocks
(cost $549,141,669)			701,782,150

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,440,000)	17,440,000 [c]	17,440,000
Investment of Cash Collateral for
Securities Loaned--4.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $28,471,475)	28,471,475 [c]	28,471,475
Total Investments (cost $595,053,144)	103.6%	747,693,625
Liabilities, Less Cash and Receivables	(3.6%)	(25,639,992)
Net Assets	100.0%	722,053,633

a Non-income producing security.
b Security, or portion thereof, on loan. At August 31, 2013, the value of the fund's securities on loan was $27,899,472 and the value of the collateral held by the fund was $28,938,858, consisting of cash collateral of $28,471,475 and U.S. Government and
Agency securities valued at $467,383.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	17.1
Software & Services	16.4
Health Care Equipment & Services	10.3
Energy	8.6
Materials	7.8
Retailing	7.0
Money Market Investments	6.4
Technology Hardware & Equipment	5.7
Consumer Services	4.9
Consumer Durables & Apparel	4.1
Pharmaceuticals, Biotech & Life Sciences	4.0
Transportation	3.9
Household & Personal Products	2.0
Food & Staples Retailing	1.9
Food, Beverage & Tobacco	1.8

At August 31, 2013, net unrealized appreciation on investments was $152,640,481 of which $157,786,047 related to appreciated investment securities and $5,145,566 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Semiconductors & Semiconductor Equipment	1.7
103.6

†	Based on net assets.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	701,782,150	-	-	701,782,150
Mutual Funds	45,911,475	-	-	45,911,475

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2013 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--3.8%
CSL	515,200	31,177,136
Woodside Petroleum	790,000	26,845,923
		58,023,059
Brazil--1.0%
Petroleo Brasileiro, ADR	1,044,300	14,891,718
Canada--1.3%
Suncor Energy	611,200	20,599,639
China--3.0%
China Shenhua Energy, Cl. H	4,950,500	15,385,624
CNOOC	15,694,000	31,167,601
		46,553,225
Denmark--1.9%
Novo Nordisk, Cl. B	173,000	28,903,574
France--3.3%
Essilor International	182,100	19,660,533
L'Oreal	182,300	30,418,269
		50,078,802
Hong Kong--6.2%
AIA Group	5,800,600	25,470,592
China Mobile	2,855,500	30,692,818
CLP Holdings	1,301,000	10,402,027
Hong Kong & China Gas	12,345,434	28,529,448
		95,094,885
Japan--11.4%
Chugai Pharmaceutical	371,100	7,627,232
Denso	423,400	19,405,204
FANUC	201,200	30,758,385
Honda Motor	825,400	29,801,324
Keyence	33,557	11,107,628
Komatsu	1,357,500	29,794,902
Mitsubishi Estate	587,000	15,304,986
Shin-Etsu Chemical	497,300	30,035,026
		173,834,687
Singapore--1.9%
DBS Group Holdings	2,390,369	29,607,895
Spain--2.0%
Inditex	226,000	29,914,093
Sweden--1.8%
Hennes & Mauritz, Cl. B	761,000	27,960,422
Switzerland--8.0%

Nestle	453,700		29,768,805
Novartis	150,700		10,989,301
Roche Holding	110,000		27,439,411
SGS	5,000		11,386,963
Swatch Group-BR	23,400		13,479,929
Syngenta	76,400		29,954,022
			123,018,431
Taiwan--2.1%
Taiwan Semiconductor Manufacturing, ADR	1,932,800		32,007,168
United Kingdom--9.9%
BG Group	1,678,000		31,906,678
HSBC Holdings	2,834,000		29,688,729
Reckitt Benckiser Group	435,700		29,607,533
Standard Chartered	1,319,000		29,454,648
Tesco	5,322,000		30,231,045
			150,888,633
United States--39.2%
Adobe Systems	678,900	a	31,059,675
Amphenol, Cl. A	165,400		12,532,358
Automatic Data Processing	422,900		30,093,564
C.R. Bard	79,700		9,155,139
Cisco Systems	1,258,100		29,326,311
Colgate-Palmolive	517,800		29,913,306
EOG Resources	182,400		28,645,920
Fastenal	210,000		9,237,900
Google, Cl. A	35,400	a	29,980,260
Intel	679,300		14,931,014
Johnson & Johnson	341,000		29,465,810
MasterCard, Cl. A	49,200		29,819,136
Microsoft	967,600		32,317,840
NIKE, Cl. B	446,400		28,042,848
Oracle	950,200		30,273,372
Praxair	260,500		30,582,700
Precision Castparts	139,500		29,467,980
QUALCOMM	458,600		30,396,008
Schlumberger	379,500		30,716,730
Sigma-Aldrich	166,400		13,723,008
Stryker	448,300		29,986,787
The TJX Companies	564,100		29,739,352
Wal-Mart Stores	417,800		30,491,044
			599,898,062
Total Common Stocks
(cost $1,264,433,113)			1,481,274,293

Other Investment--2.6%
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $39,650,000)	39,650,000 [b]	39,650,000
Total Investments (cost $1,304,083,113)	99.4%	1,520,924,293
Cash and Receivables (Net)	.6%	8,741,642
Net Assets	100.0%	1,529,665,935

ADR - American Depository Receipts
BR - Bearer Certificate

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized appreciated on investments was $216,841,180 of which $236,370,283 related to appreciated investment securities and $19,529,103 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.5
Energy	13.1
Health Care	12.7
Consumer Staples	11.8
Consumer Discretionary	11.7
Financial	8.5
Industrial	7.2
Materials	6.8
Money Market Investment	2.6
Utilities	2.5
Telecommunication Services	2.0
99.4

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Hong Kong Dollar,
Expiring
9/3/2013 a	14,068,585	1,814,084	1,814,259	175

Counterparty:
a National Australia Bank

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	599,898,062	-	-	599,898,062
Equity Securities - Foreign Common Stocks+	881,376,231	-	-	881,376,231
Mutual Funds	39,650,000	-	-	39,650,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	175	-	175

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2013 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Australia--8.5%
Coca-Cola Amatil	4,763,000	52,058,815
Cochlear	356,600	18,202,460
CSL	1,019,000	61,664,406
Woodside Petroleum	1,692,000	57,497,850
Woolworths	2,180,100	69,214,144
		258,637,675
Belgium--1.5%
Colruyt	849,000	46,992,744
Brazil--1.4%
Petroleo Brasileiro, ADR	2,917,800	41,607,828
Canada--2.2%
Suncor Energy	1,982,200	66,807,272
China--3.3%
China Shenhua Energy, Cl. H	10,513,000	32,673,278
CNOOC	33,191,000	65,915,881
		98,589,159
Denmark--2.0%
Novo Nordisk, Cl. B	368,000	61,482,748
Finland--.9%
Kone, Cl. B	318,000	26,015,622
France--7.8%
Air Liquide	450,100	59,195,975
Danone	815,000	60,686,332
Essilor International	507,576	54,800,739
L'Oreal	366,700	61,186,940
		235,869,986
Germany--4.0%
Adidas	603,300	63,788,113
SAP	791,000	58,470,626
		122,258,739
Hong Kong--8.3%
AIA Group	12,183,800	53,499,396
China Mobile	5,678,500	61,036,305
CLP Holdings	6,249,000	49,963,311
Hang Lung Properties	8,857,000	27,697,935
Hong Kong & China Gas	25,634,026	59,238,469
		251,435,416
Italy--.6%
Tenaris, ADR	388,800	17,192,736
Japan--19.7%

AEON Mall	953,590	24,931,156
Chugai Pharmaceutical	628,000	12,907,308
Daito Trust Construction	644,500	59,077,252
Denso	1,270,300	58,220,197
FANUC	409,400	62,586,892
Honda Motor	1,597,100	57,663,793
INPEX	14,000	63,522,941
Keyence	98,520	32,610,888
Komatsu	2,912,300	63,920,217
Mitsubishi Estate	1,066,000	27,794,062
Shimamura	204,300	20,890,890
Shin-Etsu Chemical	971,500	58,674,899
Tokio Marine Holdings	1,759,700	54,394,149
		597,194,644
Singapore--1.9%
DBS Group Holdings	2,401,226	29,742,373
Oversea-Chinese Banking	3,539,061	27,439,098
		57,181,471
Spain--2.1%
Inditex	477,000	63,137,266
Sweden--2.1%
Hennes & Mauritz, Cl. B	1,718,000	63,122,213
Switzerland--9.7%
Nestle	879,000	57,674,190
Novartis	839,000	61,181,310
Roche Holding	238,400	59,468,687
SGS	11,090	25,256,285
Swatch Group-BR	52,100	30,013,004
Syngenta	153,000	59,986,458
		293,579,934
Taiwan--2.0%
Taiwan Semiconductor Manufacturing, ADR	3,648,400	60,417,504
United Kingdom--19.6%
BG Group	3,575,000	67,977,576
Burberry Group	2,506,000	59,573,277
Centrica	9,895,000	59,174,642
Compass Group	4,369,900	57,968,268
HSBC Holdings	5,347,000	56,014,691
Reckitt Benckiser Group	895,900	60,879,937
SABMiller	1,185,000	56,450,433
Smith & Nephew	4,995,000	58,055,293
Standard Chartered	2,544,000	56,810,178
Tesco	10,811,000	61,410,715
		594,315,010
Total Common Stocks
(cost $2,626,817,740)		2,955,837,967

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $59,200,000)	59,200,000 [a]	59,200,000
Total Investments (cost $2,686,017,740)	99.6%	3,015,037,967
Cash and Receivables (Net)	.4%	12,711,238
Net Assets	100.0%	3,027,749,205

ADR - American Depository Receipts
BR - Bearer of Certificate

a	Investment in affiliated money market mutual fund.

At August 31, 2013, net unrealized appreciation on investments was $329,020,227 of which $414,697,085 related to appreciated investment securities and $85,676,858 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	17.4
Consumer Discretionary	15.7
Financial	13.8
Energy	13.6
Health Care	12.8
Industrial	5.9
Materials	5.9
Utilities	5.5
Information Technology	5.0
Money Market Investment	2.0
Telecommunication Services	2.0
99.6

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
August 31, 2013 (Unaudited)

Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Australian Dollar,
Expiring
9/3/2013 a	15,437,310	1,990,575	1,990,768	193

Counterparty:
a National Australia Bank

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	2,955,837,967	-	-	2,955,837,967
Mutual Funds	59,200,000	-	-	59,200,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	193	-	193

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)